Short-term borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term borrowings
Short-Term Borrowings
Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.
Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2017, fixed income trading securities with a fair value of $68.9 million were pledged to secure other short-term borrowings.
The detail of short-term borrowings for the years 2017, 2016 and 2015 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2017
Average balance	$447,137	$578,666	$685,891	$554,502
Year-end balance	399,820	656,602	638,515	2,626,213
Maximum month-end outstanding	568,490	743,684	896,943	2,626,213
Average rate for the year	1.06%	0.72%	2.26%	1.28%
Average rate at year-end	1.48	0.64	2.22	1.44
2016
Average balance	$589,223	$425,452	$771,039	$198,440
Year-end balance	414,207	453,053	561,848	83,177
Maximum month-end outstanding	695,083	528,024	874,076	792,736
Average rate for the year	0.52%	0.08%	1.95%	0.67%
Average rate at year-end	0.73	0.08	2.46	0.96
2015
Average balance	$705,054	$370,097	$733,189	$164,951
Year-end balance	464,166	338,133	566,019	137,861
Maximum month-end outstanding	1,228,125	524,191	866,005	339,468
Average rate for the year	0.26%	0.06%	2.18%	0.67%
Average rate at year-end	0.50	0.09	2.41	0.82